Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic earnings per share [abstract]
Income/ (loss) attributable to equity holders of the Group	$ 63,491	$ 43,236	$ (11,039)
Weighted average number of ordinary shares (thousands) (in shares)	148,118	148,118	148,118
Basic income/(loss) per share of continuing operations	$ 0.43	$ 0.29	$ (0.07)
(Loss)/ income of discontinued operations attributable to equity holders of the Group	$ 0	$ (9,477)	$ 116,529
Weighted average number of shares (thousands)	148,118	148,118	148,118
Basic (loss)/ income per share of discontinued operations	$ 0	$ (0.06)	$ 0.79
Income attributable to equity holders of the Group	$ 63,491	$ 33,759	$ 105,490
Weighted average number of shares (thousands)	148,118	148,118	148,118
Basic income per share of continuing and discontinued operations	$ 0.43	$ 0.23	$ 0.71